Investment in securities - Pledged Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available-for-sale, amortized cost	$ 2,209,078	$ 3,495,564
Available-for-sale at fair value (amortized cost: $2,209,078 (2021: $3,495,564))	1,988,865	3,473,730
Held-to-maturity (fair value: $1,238,333 (2021: $1,030,969))	3,738,080	2,763,344
Held-to-maturity, fair value	3,197,508	2,786,112
Asset Pledged as Collateral with Right
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available-for-sale, amortized cost	0	807
Available-for-sale at fair value (amortized cost: $2,209,078 (2021: $3,495,564))	0	842
Held-to-maturity (fair value: $1,238,333 (2021: $1,030,969))	32,938	33,102
Held-to-maturity, fair value	$ 24,991	$ 31,958